Income (loss) per Share - Schedule of earnings per share, basic and diluted (Details) - shares	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Basic weighted average number of common shares outstanding	239,036,198	128,602,843	216,518,948	119,327,280
Effect of dilutive stock options and warrants	0	2,922,480	0	2,922,480
Diluted weighted average common shares outstanding	239,036,198	131,525,323	216,518,948	122,249,760